Risk management - Expected losses based on prospective information Spain customers (Details) - Spain - scenario	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	8.63%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(5.48%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	7.73%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.74%)
Minimum period of irregular positions to consider significant increase in risk	30 days
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	25.00%
SICR rating range	0.1
Estimated sensitivity rate range	9.3
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	1.00%
SICR rating range	4
Estimated sensitivity rate range	1
Mortgages
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	6.24%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.63%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.42%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.12%)
Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	8.17%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.50%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	8.14%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.12%)
Pessimistic scenario
Credit risk
Interest rate (as a percent)	(0.12%)
Unemployment rate (as a percent)	13.71%
Housing price growth (as a percent)	(0.26%)
GDP growth (as a percent)	0.77%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	(0.12%)
Unemployment rate (as a percent)	11.65%
Housing price growth (as a percent)	1.62%
GDP growth (as a percent)	1.61%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%	40.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	0.80%
Unemployment rate (as a percent)	9.59%
Housing price growth (as a percent)	3.22%
GDP growth (as a percent)	2.34%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Long-run scenario
Credit risk
Interest rate (as a percent)	(0.29%)
Unemployment rate (as a percent)	14.35%
Housing price growth (as a percent)	1.20%
GDP growth (as a percent)	0.79%